Retirement benefits	12 Months Ended
Dec. 31, 2012
Retirement benefits

Note 11: Retirement benefits

We provide a 401(k) retirement plan for all employees, and we match employee contributions 100%, up to 6% of each employee’s gross wages. At December 31, 2012, 2011, and 2010, there were 661, 625, and 595 employees, respectively, participating in the plan. Our contribution expense was $2,809, $2,390, and $2,360 for the years ended December 31, 2012, 2011 and 2010, respectively.